Fair Value Measurements (Schedule Of Maturities On Debt Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value Measurements [Abstract]
Less than 1 year	$ 60
1-5 years	359
5-10 years	294
More than 10 years	344
Total maturities of debt securities	$ 1,057